Income Taxes - schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 266	$ 351	$ 435
Accelerated depreciation on property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(18)	(458)
Losses, credits and investment allowances available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	277	394
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	16	349
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1	65
Other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(8)	0
Currency effect
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0	(8)
Deferred income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0	10
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (2)	$ (1)